Equity - Common Shares (Details) - Common shares - EUR (€) € / shares in Units, € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	22,422,743	22,117,643
Par value per share (in euros per share)	€ 0.12	€ 0.12
Authorized but unissued share capital	€ 6,789	€ 6,826